Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical revenue	$ 219,995	$ 723,996	$ 716,172
Commercial revenue	259,713	481,900	507,015
Construction service revenue	125,778	350,264	198,417
Other revenue	1,870	2,480	4,541
Timing of revenue recognition	607,356	1,558,640	1,426,145
Total revenue	607,356	1,558,640	1,426,145
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	500,049	1,301,019	1,135,108
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	14,105	48,456	43,293
Revenues accounted for under IFRS 16 / IAS 17
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	$ 93,202	$ 209,165	$ 247,744